Fair Value of Financial Assets and Liabilities - Financial Assets and Liabilities Not Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Investment securities:
Debt instruments at amortized cost		¥ 4,763,716	¥ 366,997
Loans and advances		130,516,241	125,190,819
Other financial assets		11,876,173	7,061,639
Deposits:
Other deposits	[1]	11,533,392	10,402,995
Borrowings		10,551,657	12,697,699
Debt securities in issue		16,576,423	14,387,415
Other financial liabilities		16,425,020	10,346,934
Carrying value [member]
Investment securities:
Debt instruments at amortized cost		4,763,716	366,997
Loans and advances		130,516,241	125,190,819
Other financial assets		11,876,173	7,061,639
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice		132,587,159	127,961,773
Other deposits		69,343,268	62,060,969
Borrowings		10,179,722	12,303,909
Debt securities in issue		16,576,423	14,387,415
Other financial liabilities		16,425,020	10,346,934
Not carried at fair value [member]
Investment securities:
Debt instruments at amortized cost		4,585,566	360,445
Loans and advances		132,600,223	128,022,363
Other financial assets		11,853,197	7,057,811
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice		132,644,154	128,007,649
Other deposits		69,316,015	62,649,007
Borrowings		9,997,351	12,161,162
Debt securities in issue		17,207,028	15,232,445
Other financial liabilities		16,424,478	10,346,645
Not carried at fair value [member] | Level 1 [member]
Investment securities:
Debt instruments at amortized cost		4,394,246	255,559
Not carried at fair value [member] | Level 2 [member]
Investment securities:
Debt instruments at amortized cost		191,320	104,886
Loans and advances		79,945	310,590
Other financial assets		11,099,398	7,009,447
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice		132,644,154	128,007,649
Other deposits		69,225,958	62,541,596
Borrowings		9,990,380	12,153,534
Debt securities in issue		17,028,161	15,158,026
Other financial liabilities		16,370,524	10,291,551
Not carried at fair value [member] | Level 3 [member]
Investment securities:
Loans and advances		132,520,278	127,711,773
Other financial assets		753,799	48,364
Deposits:
Other deposits		90,057	107,411
Borrowings		6,971	7,628
Debt securities in issue		178,867	74,419
Other financial liabilities		¥ 53,954	¥ 55,094

[1]	Others include, among other items, foreign currency deposits in domestic offices and Japanese yen accounts held by foreign depositors in domestic offices.